UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22282

 NAME OF REGISTRANT:                     Cook & Bynum Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2830 Cahaba Road
                                         Birmingham, AL 35223

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Amanda Pridgen
                                         2830 Cahaba Road
                                         Birmingham, AL 35223

 REGISTRANT'S TELEPHONE NUMBER:          205-994-2815

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

The Cook & Bynum Fund
--------------------------------------------------------------------------------------------------------------------------
 ANHEUSER-BUSCH INBEV SA                                                                     Agenda Number:  935586365
--------------------------------------------------------------------------------------------------------------------------
        Security:  03524A108
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2022
          Ticker:  BUD
            ISIN:  US03524A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     a. Special report by the Board of Directors               Mgmt          For                            For
       on the authorised capital, drawn up in
       accordance with Article 7:199 of the
       ...(due to space limits, see proxy material
       for full proposal).

5.     Approval of the statutory annual accounts                 Mgmt          For                            For
       Proposed resolution: approving the
       statutory annual accounts relating to the
       accounting year ended on 31 December 2021.
       (see reverse side for additional text).

6.     Discharge to the directors Proposed                       Mgmt          For                            For
       resolution: granting discharge to the
       directors for the performance of their
       duties during the accounting year ended on
       31 December 2021.

7.     Discharge to the statutory auditor Proposed               Mgmt          For                            For
       resolution: granting discharge to the
       statutory auditor for the performance of
       his duties during the accounting year ended
       on 31 December 2021.

8A.    Proposed resolution: upon proposal from the               Mgmt          For                            For
       Restricted Shareholders, renewing the
       appointment as Restricted Share Director of
       Mr. Martin J. Barrington, for a period of
       one year ending at the end of the
       shareholders' meeting which will be asked
       to approve the accounts for the year 2022.

8B.    Proposed resolution: upon proposal from the               Mgmt          For                            For
       Restricted Shareholders, renewing the
       appointment as Restricted Share Director of
       Mr. William F. Gifford, Jr., for a period
       of one year ending at the end of the
       shareholders' meeting which will be asked
       to approve the accounts for the year 2022.

8C.    Proposed resolution: upon proposal from the               Mgmt          For                            For
       Restricted Shareholders, renewing the
       appointment as Restricted Share Director of
       Mr. Alejandro Santo Domingo Davila, for a
       period of one year ending at the end of the
       shareholders' meeting which will be asked
       to approve the accounts for the year 2022.

8D.    Proposed resolution: acknowledging the                    Mgmt          For                            For
       resignation of Mr. Roberto Thompson Motta
       as director and, upon proposal from the
       ...(due to space limits, see proxy material
       for full proposal).

9.     Appointment of statutory auditor and                      Mgmt          For                            For
       remuneration Proposed resolution: renewing,
       upon recommendation of the Audit ...(due to
       space limits, see proxy material for full
       proposal).

10.    Remuneration policy Proposed resolution:                  Mgmt          For                            For
       approving the remuneration policy drafted
       in accordance with article 7:89/1 of the
       Belgian Code of Companies and Associations.
       The 2021 annual report containing the
       remuneration policy is available on the
       Company's website.

11.    Remuneration report Proposed resolution:                  Mgmt          For                            For
       approving the remuneration report for the
       financial year 2021. The 2021 annual report
       containing the remuneration report is
       available on the Company's website.

12.    Filings Proposed resolution: without                      Mgmt          For                            For
       prejudice to other delegations of powers to
       the extent applicable, granting powers to
       Jan Vandermeersch, Global Legal Director
       Corporate, with power to substitute, to
       proceed to (i) the signing of the restated
       articles of association and their filings
       with the clerk's office of the Enterprise
       Court of Brussels as a result of the
       approval of the resolutions referred to in
       item 1 above, and (ii) any other filings
       and publication formalities in relation to
       the above resolutions.




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV                                                                  Agenda Number:  714593642
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2021
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      SUBMISSION, DISCUSSION AND, AS THE CASE MAY               Mgmt          For                            For
       BE, APPROVAL OF THE COMPANY'S BALANCE SHEET
       AS OF JULY 31, 2021, RESOLUTIONS IN
       CONNECTION THERETO

2      SUBMISSION AND, AS THE CASE MAY BE,                       Mgmt          For                            For
       APPROVAL OF A PROPOSAL TO CARRY OUT THE
       MERGER OF SERVICIOS EJECUTIVOS ARCA
       CONTINENTAL, S.A. DE C.V., AS MERGED AND
       EXTINGUISHED COMPANY, INTO THE COMPANY, AS
       MERGING AND SUBSISTING COMPANY, RESOLUTIONS
       IN CONNECTION THERETO

3      SUBMISSION AND, AS THE CASE MAY BE,                       Mgmt          For                            For
       APPROVAL OF AN AMENDMENT TO ARTICLE SECOND
       OF THE CORPORATE BYLAWS IN RESPECT TO THE
       CORPORATE PURPOSE, RESOLUTIONS IN
       CONNECTION THERETO

4      PROPOSAL AND DESIGNATION OF SPECIAL                       Mgmt          For                            For
       REPRESENTATIVES OF THE MEETING, TO
       FORMALIZE AND CARRY OUT, AS THE CASE MAY
       BE, THE RESOLUTIONS ADOPTED BY THIS
       MEETING, RESOLUTIONS IN CONNECTION THERETO

5      READING AND, AS THE CASE MAY BE, APPROVAL                 Mgmt          For                            For
       OF THE MEETINGS MINUTE, RESOLUTIONS IN
       CONNECTION THERETO

CMMT   8 SEP 2021: PLEASE NOTE THAT THIS IS A                    Non-Voting
       REVISION DUE TO CHANGE IN RECORD DATE FROM
       16 SEP 2021 TO 10 SEP 2021 AND THE MEETING
       TYPE WAS CHANGED FROM AGM TO EGM AND CHANGE
       IN NUMBERING OF ALL RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV                                                                  Agenda Number:  715238968
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  AGM
    Meeting Date:  01-Apr-2022
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 699847 DUE TO RECEIPT OF UPDATED
       AGENDA WITH 8 RESOLUTIONS. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      APPROVE CEO'S REPORT ON RESULTS AND                       Mgmt          For                            For
       OPERATIONS OF COMPANY, AUDITOR'S REPORT AND
       BOARD'S OPINION. APPROVE BOARD'S REPORT ON
       ACTIVITIES. APPROVE REPORT OF AUDIT AND
       CORPORATE PRACTICES COMMITTEE. RECEIVE
       REPORT ON ADHERENCE TO FISCAL OBLIGATIONS

2      APPROVE ALLOCATION OF INCOME AND CASH                     Mgmt          For                            For
       DIVIDENDS OF MXN 3.18 PER SHARE

3      SET MAXIMUM AMOUNT OF SHARE REPURCHASE                    Mgmt          For                            For
       RESERVE

4      AUTHORIZE REDUCTION IN VARIABLE PORTION OF                Mgmt          For                            For
       CAPITAL VIA CANCELLATION OF REPURCHASED
       SHARES

5      ELECT DIRECTORS, VERIFY THEIR INDEPENDENCE                Mgmt          For                            For
       CLASSIFICATION, APPROVE THEIR REMUNERATION
       AND ELECT SECRETARIES

6      APPROVE REMUNERATION OF BOARD COMMITTEE                   Mgmt          For                            For
       MEMBERS. ELECT CHAIRMAN OF AUDIT AND
       CORPORATE PRACTICES COMMITTEE

7      APPOINT LEGAL REPRESENTATIVES                             Mgmt          For                            For

8      APPROVE MINUTES OF MEETING                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HATHAWAY INC.                                                                     Agenda Number:  935562137
--------------------------------------------------------------------------------------------------------------------------
        Security:  084670702
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2022
          Ticker:  BRKB
            ISIN:  US0846707026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Warren E. Buffett                                         Mgmt          For                            For
       Charles T. Munger                                         Mgmt          For                            For
       Gregory E. Abel                                           Mgmt          For                            For
       Howard G. Buffett                                         Mgmt          For                            For
       Susan A. Buffett                                          Mgmt          For                            For
       Stephen B. Burke                                          Mgmt          For                            For
       Kenneth I. Chenault                                       Mgmt          For                            For
       Christopher C. Davis                                      Mgmt          For                            For
       Susan L. Decker                                           Mgmt          For                            For
       David S. Gottesman                                        Mgmt          For                            For
       Charlotte Guyman                                          Mgmt          For                            For
       Ajit Jain                                                 Mgmt          For                            For
       Ronald L. Olson                                           Mgmt          For                            For
       Wallace R. Weitz                                          Mgmt          For                            For
       Meryl B. Witmer                                           Mgmt          For                            For

2.     Shareholder proposal regarding the adoption               Shr           Against                        For
       of a policy requiring that the Board Chair
       be an independent director.

3.     Shareholder proposal regarding the                        Shr           Against                        For
       publishing of an annual assessment
       addressing how the Corporation manages
       climate risks.

4.     Shareholder proposal regarding how the                    Shr           Against                        For
       Corporation intends to measure, disclose
       and reduce greenhouse gas emissions.

5.     Shareholder proposal regarding the                        Shr           Against                        For
       reporting of the Corporation's diversity,
       equity and inclusion efforts.




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA EMBONOR SA                                                                        Agenda Number:  714829530
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2862K135
    Meeting Type:  EGM
    Meeting Date:  08-Nov-2021
          Ticker:
            ISIN:  CLP3698K1338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      TO RESOLVE ON THE DISTRIBUTION OF AN                      Mgmt          For                            For
       INTERIM DIVIDEND WITH A CHARGE AGAINST THE
       ACCUMULATED PROFIT OF THE COMPANY FROM
       PREVIOUS FISCAL YEARS, COMING IN TOTAL TO
       THE AMOUNT OF CLP 48,423,771,857. THIS
       DIVIDEND CORRESPONDS TO THE AMOUNT OF CLP
       92.38095 PER SERIES A SHARE AND CLP97.00000
       PER SERIES B SHARE AND WILL BE PAID FROM
       NOVEMBER 19, 2021, TO THE HOLDERS OF THE
       SHARES WHO ARE LISTED IN THE SHAREHOLDER
       REGISTRY AT MIDNIGHT ON NOVEMBER 13, 2021,
       WITHOUT PREJUDICE TO THAT WHICH IS
       DEFINITIVELY APPROVED BY THE EXTRAORDINARY
       GENERAL MEETING OF SHAREHOLDERS CONCERNING
       THIS MATTER

B      TO INFORM THE GENERAL MEETING IN REGARD TO                Mgmt          For                            For
       THE TAX SUBSTITUTING FINAL TAXES THAT IS
       ESTABLISHED IN TRANSITORY ARTICLE 25 OF LAW
       21,210

C      TO PASS THE OTHER RESOLUTIONS THAT MAY BE                 Mgmt          Abstain                        For
       NECESSARY OR THAT ARE RELATED TO THE
       IMPLEMENTATION OF THE PROPOSALS MADE TO THE
       GENERAL MEETING

CMMT   27 OCT 2021: PLEASE NOTE THAT THE MEETING                 Non-Voting
       TYPE CHANGED FROM AGM TO EGM. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       VOTE AGAIN UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA EMBONOR SA                                                                        Agenda Number:  715337932
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2862K135
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2022
          Ticker:
            ISIN:  CLP3698K1338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      THE ANNUAL REPORT, GENERAL BALANCE SHEET,                 Mgmt          For                            For
       FINANCIAL STATEMENTS AND REPORT OF THE
       EXTERNAL AUDIT COMPANY FOR THE PERIOD 2021

2      APPROPRIATION OF PROFITS AND ALLOCATION OF                Mgmt          For                            For
       DIVIDENDS

3      DETERMINATION OF THE REMUNERATIONS OF                     Mgmt          For                            For
       DIRECTORS AND MEMBERS OF THE COMMITTEE OF
       DIRECTORS FOR THE PERIOD 2022

4      NOMINATION OF THE EXTERNAL AUDIT COMPANY                  Mgmt          For                            For
       AND RATING AGENCIES FOR THE PERIOD 2022

5      INFORMATION ABOUT AGREEMENTS TAKEN BY THE                 Mgmt          For                            For
       BOARD OF DIRECTORS IN RELATION TO ACTIONS
       AND CONTRACTS RULED BY TITLE XVI OF THE LAW
       18.046, AND

6      OTHER MATTERS OF INTEREST FOR THE COMPANY,                Mgmt          Abstain                        For
       OR IF THEY ARE ENTITLED TO, PURSUANT TO ITS
       BYLAWS AND PERTINENT LEGAL PROVISIONS




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE CV                                                     Agenda Number:  935466638
--------------------------------------------------------------------------------------------------------------------------
        Security:  344419106
    Meeting Type:  Special
    Meeting Date:  15-Jul-2021
          Ticker:  FMX
            ISIN:  US3444191064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if applicable,                  Mgmt          For
       resolution on the modification of the
       Company's corporate purpose and
       consequently, to Article 2 of its By-laws.

II     Proposal, discussion and, if applicable,                  Mgmt          For
       resolution on the modification of the
       manner in which the Board of Directors of the Company is installed and how its resolutions are approved and consequently, to Article 28 of its By-laws.

III    Appointment of delegates for the                          Mgmt          For
       formalization of the resolutions adopted by the Meeting.

IV     Reading and, if applicable, approval of the               Mgmt          For
       Meeting's minutes.




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE CV                                                     Agenda Number:  935569143
--------------------------------------------------------------------------------------------------------------------------
        Security:  344419106
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2022
          Ticker:  FMX
            ISIN:  US3444191064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Report of the chief executive officer of                  Mgmt          For
       the Company, which ...(due to space limits, see proxy material for full proposal).

2.     Application of the results for the 2021                   Mgmt          For
       fiscal year of the Company, which will
       include a dividend declaration and payment in cash, in Mexican pesos.

3.     Determination of the maximum amount to be                 Mgmt          For
       allocated for the Company's stock
       repurchase fund kept pursuant to article 56 subsection IV of the Law.

4A.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Jose Antonio
       Fernandez Carbajal

4B.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Francisco Javier
       Fernandez Carbajal

4C.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Eva Maria Garza
       Laguera Gonda

4D.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Mariana Garza
       Laguera Gonda

4E.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Jose Fernando
       Calderon Rojas

4F.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Alfonso Garza Garza

4G.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Bertha Paula Michel
       Gonzalez

4H.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Alejandro Bailleres
       Gual

4I.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Ricardo Guajardo
       Touche

4J.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Paulina Garza
       Laguera Gonda

4K.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Robert Edwin Denham

4L.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'B'): Michael Larson

4M.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'D'): Ricardo E. Saldivar
       Escajadillo

4N.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'D'): Alfonso Gonzalez
       Migoya

4O.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'D'): Enrique F. Senior
       Hernandez

4P.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'D'): Victor Alberto
       Tiburcio Celorio

4Q.    Election of the member of the Board of                    Mgmt          For
       Directors (Series'D'): Jaime A. El Koury

4R.    Election of the member of the Board of                    Mgmt          For
       Alternate Directors (Series'D'): Michael
       Kahn

4S.    Election of the member of the Board of                    Mgmt          For
       Alternate Directors (Series'D'): Francisco
       Zambrano Rodriguez

5.     Resolution with respect to the remuneration               Mgmt          For
       of the members of ..Due to space limits, see proxy material for full proposal.

6.     Election of members of the following                      Mgmt          For
       Committees of the Company: (i) Operations and Strategy, (ii) Audit, and (iii)
       Corporate Practices and Nominations;
       appointment of each of their respective
       chairman, and resolution with respect to their remuneration.

7.     Appointment of delegates for the                          Mgmt          For
       formalization of the Meeting's resolutions.

8.     Reading and, if applicable, approval of the               Mgmt          For
       Meeting's minute.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY LATIN AMERICA LTD.                                                                  Agenda Number:  935585010
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9001E102
    Meeting Type:  Annual
    Meeting Date:  17-May-2022
          Ticker:  LILA
            ISIN:  BMG9001E1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Miranda Curtis                      Mgmt          For                            For

1.2    Election of Director: Brendan Paddick                     Mgmt          For                            For

1.3    Election of Director: Daniel E. Sanchez                   Mgmt          For                            For

2.     A proposal to appoint KPMG LLP as our                     Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2022, and to authorize the Board,
       acting by the audit committee, to determine
       the independent auditors remuneration.

3.     A proposal to approve the Liberty Latin                   Mgmt          For                            For
       America Employee Stock Purchase Plan.




--------------------------------------------------------------------------------------------------------------------------
 UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SA                                          Agenda Number:  715224856
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9405S194
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2022
          Ticker:
            ISIN:  PEP218025000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES                 Non-Voting
       NOT REACH QUORUM, THERE WILL BE A SECOND
       CALL ON 30 MAR 2022 AT 17:00 HRS (AND A
       THIRD CALL ON 31 MAR 2022 AT 11:00 HRS).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1      APPROVAL OF SOCIAL MANAGEMENT (FINANCIAL                  Mgmt          No vote
       STATEMENTS AND ITS ANNEXES)

2      PROFITS DISTRIBUTION                                      Mgmt          No vote

3      EXTERNAL AUDITOR REPORTS AS OF 31 DECEMBER                Mgmt          No vote
       2021

4      APPOINTMENT OF EXTERNAL AUDITORS FOR THE                  Mgmt          No vote
       YEAR 2022



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cook & Bynum Funds Trust
By (Signature)       /s/ Richard P Cook
Name                 Richard P Cook
Title                President
Date                 08/09/2022